Basic and Diluted Net Loss per Share - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Tuya Inc.'s ordinary shareholders, basic	$ (146,175)	$ (175,424)	$ (66,912)
Net loss attributable to Tuya Inc.'s ordinary shareholders, diluted	$ (146,175)	$ (175,424)	$ (66,912)
Denominator:
Weighted-average ordinary shares outstanding, basic	553,527,529	489,149,533	221,980,000
Weighted-average ordinary shares outstanding, diluted	553,527,529	489,149,533	221,980,000
Net loss per share attributable to ordinary shareholders, basic	$ (0.26)	$ (0.36)	$ (0.30)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.26)	$ (0.36)	$ (0.30)